Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance costs and Fair Value Change in Derivative Instruments (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense	₨ 43,066	$ 524	₨ 35,667	₨ 34,988
Bank charges	869	11	625	428
Option premium amortisation	2,510	31	2,327	1,773
Loss on fair value changes on derivative instruments	1,799	22	1,629
Loss on account of modification of contractual cash flows	1,277	16
Unwinding of discount on provisions	953	12	778	745
Unamortised ancillary borrowing cost written off	492	6	686	347
Total	₨ 50,966	$ 620	₨ 41,712	₨ 38,281